Schedule of Investments
ARK Innovation ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.7%

Aerospace & Defense - 2.6%
Archer Aviation, Inc., Class A*	16,020,495	$133,450,723

Automobiles - 11.9%
Tesla, Inc.*	2,154,540	607,925,006

Biotechnology - 15.7%
Beam Therapeutics, Inc.*†	5,700,996	113,620,850
CRISPR Therapeutics AG (Switzerland)*†	6,341,408	245,222,247
Intellia Therapeutics, Inc.*†	8,483,715	75,250,552
Natera, Inc.*	471,745	71,200,473
Recursion Pharmaceuticals, Inc., Class A*	18,652,473	104,267,324
Twist Bioscience Corp.*†	3,345,021	128,181,205
Veracyte, Inc.*	2,114,148	64,481,514
Total Biotechnology		802,224,165

Broadline Retail - 2.1%
Amazon.com, Inc.*	582,076	107,346,456

Capital Markets - 12.7%
Coinbase Global, Inc., Class A*	1,979,906	401,703,128
Robinhood Markets, Inc., Class A*	4,958,032	243,488,952
Total Capital Markets		645,192,080

Consumer Finance - 0.0%(a)
SoFi Technologies, Inc.*	108,871	1,361,976

Diversified Telecommunication - 1.1%
Iridium Communications, Inc.	2,266,531	54,691,393

Entertainment - 15.1%
ROBLOX Corp., Class A*	5,591,356	374,900,420
Roku, Inc.*	5,809,136	396,066,892
Total Entertainment		770,967,312

Financial Services - 2.5%
Block, Inc.*	2,154,551	125,976,597

Health Care Equipment & Supplies - 0.3%
Cerus Corp.*†	10,893,128	14,378,929

Hotels, Restaurants & Leisure - 1.8%
DraftKings, Inc., Class A*	2,804,588	93,364,735

Interactive Media & Services - 3.3%
Meta Platforms, Inc., Class A	202,333	111,080,817
Pinterest, Inc., Class A*	2,217,380	56,144,062
Total Interactive Media & Services		167,224,879

IT Services - 4.5%
Shopify, Inc., Class A (Canada)*	2,411,626	229,104,470

Life Sciences Tools & Services - 8.0%
10X Genomics, Inc., Class A*†	8,711,149	72,041,202
Illumina, Inc.*	631,395	48,996,252
Pacific Biosciences of California, Inc.*†	21,400,825	23,754,916
Tempus AI, Inc.*	5,015,513	259,151,557
Total Life Sciences Tools & Services		403,943,927

Machinery - 1.1%
Deere & Co.	117,314	54,382,078

Media - 1.1%
Trade Desk, Inc. (The), Class A*	1,057,973	56,739,092
Investments	Shares	Value

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc.*	877,312	$85,406,323
NVIDIA Corp.	316,755	34,500,955
Teradyne, Inc.	1,092,899	81,104,035
Total Semiconductors & Semiconductor Equipment		201,011,313

Software - 11.9%
Gitlab, Inc., Class A*	1,717,113	80,137,663
PagerDuty, Inc.*†	6,640,882	103,000,080
Palantir Technologies, Inc., Class A*	3,556,779	421,264,905
Total Software		604,402,648
Total Common Stocks
(Cost $8,018,109,653)		5,073,687,779
MONEY MARKET FUND–0.3%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.20% (b)
(Cost $17,669,408)	17,669,408	17,669,408
Total Investments–100.0%
(Cost $8,035,779,061)		5,091,357,187
Liabilities in Excess of Other Assets–(0.0)%(a)		(2,221,192)
Net Assets–100.0%		$5,089,135,995

*	Non-income producing security
†	Affiliated security
(a)	Less than 0.05%
(b)	Rate shown represents annualized 7-day yield as of April 30, 2025.

Schedule of Investments (continued)
ARK Innovation ETF

April 30, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2025	Value ($) at 4/30/2025(a)
Common Stocks — 15.2%
Aerospace & Defense — 0.0%
Archer Aviation, Inc. ^
65,008,132	159,538,642	(177,358,512)	44,954,046	–	41,308,415	–	–	16,020,495	133,450,723
Biotechnology — 11.0%
Beam Therapeutics, Inc.
155,963,970	179,485,896	(158,732,796)	(41,965,918)	(21,130,302)	–	–	–	5,700,996	113,620,850
CRISPR Therapeutics AG
302,476,878	422,006,156	(366,031,810)	(41,971,114)	(71,257,863)	–	–	–	6,341,408	245,222,247
Intellia Therapeutics, Inc.
218,386,385	144,083,656	(140,902,276)	(4,225,664)	(142,091,549)	–	–	–	8,483,715	75,250,552
Recursion Pharmaceuticals, Inc. ^
140,475,692	165,940,326	(155,927,947)	5,465,873	–	(51,686,620)	–	–	18,652,473	104,267,324
Twist Bioscience Corp.
165,426,030	198,156,461	(179,190,396)	(22,113,168)	(34,097,722)	–	–	–	3,345,021	128,181,205
Veracyte, Inc. ^
92,262,048	96,444,628	(152,033,483)	(18,302,439)	–	46,110,760	–	–	2,114,148	64,481,514
Entertainment — 0.0%
Roku, Inc. ^
512,438,347	550,577,668	(783,400,664)	(265,550,512)	–	382,002,053	–	–	5,809,136	396,066,892
Health Care Equipment & Supplies — 0.3%
Cerus Corp.
22,993,572	25,403,967	(23,980,438)	(3,805,469)	(6,232,703)	–	–	–	10,893,128	14,378,929
Life Sciences Tools & Services — 1.9%
10X Genomics, Inc.
163,159,368	157,145,775	(145,964,197)	2,790,314	(105,090,058)	–	–	–	8,711,149	72,041,202
Pacific Biosciences of California, Inc.
38,446,666	47,851,191	(41,085,358)	(8,304,717)	(13,152,866)	–	–	–	21,400,825	23,754,916
Software — 2.0%
PagerDuty, Inc.
167,426,710	140,243,580	(164,390,139)	(5,498,657)	(34,781,414)	–	–	–	6,640,882	103,000,080
$2,044,463,798	$2,286,877,946	$(2,488,998,016)	$(358,527,425)	$(427,834,477)	$417,734,608	$–	$–	114,113,376	$1,473,716,434

^	As of April 30, 2025, the company was no longer considered to be an affiliated security.
(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of April 30, 2025.

Schedule of Investments (continued)
ARK Innovation ETF

April 30, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2025, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$5,073,687,779	$–	$–	$5,073,687,779
Money Market Fund	17,669,408	–	–	17,669,408
Total	$5,091,357,187	$–	$–	$5,091,357,187

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.